ALLIANCE GROWTH AND INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                          ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

November 24, 1997

Dear Shareholder:
We are pleased to provide you with an update of your Fund's performance and market activity for Alliance Growth and Income Fund for the period ended October 31, 1997.

INVESTMENT PERFORMANCE
The following table shows how your Fund performed in comparison to the performance of the S&P 500 Stock Index and the Lipper Growth & Income Funds Average for the period ended October 31, 1997.

As you can see, your Fund outperformed both its peer group, the Lipper Growth and Income Funds Universe, and the S&P 500 Stock Index for the six month period ended October 31, 1997. For the entire fiscal year, your Fund also outperformed the average Growth and Income Fund in the Lipper Universe. Class A shares offered a yearly return greater than the S&P 500, while Class B and Class C shares offered comparable returns.

The first half of the fiscal year witnessed very strong returns from the largest growth stocks of the S&P 500. These stocks were already among the most expensive in the market on a price to earnings basis. Positive revisions to profit estimates relative to smaller stocks, and a decline in inflation expectations which benefits growth stocks disproportionately, nevertheless caused the largest, most expensive growth stocks to become even more overvalued. All of this began to reverse in mid-June when large growth stocks such as Coca-Cola and Gillette Corp. announced that second quarter earnings would fall short of expectations. From that point on, large growth stocks underperformed their more modestly valued peers. As your Fund has shied away from ownership of the more expensive growth stocks, it was able to exhibit higher returns than its benchmark.


INVESTMENT RESULTS*
Period Ended October 31, 1997
                                                 TOTAL RETURN
                                            6 MONTHS      12 MONTHS
                                           ----------     ----------
ALLIANCE GROWTH AND INCOME FUND
  Class A                                    17.64%         33.28%
  Class B                                    17.07%         31.83%
  Class C                                    16.68%         31.83%

S&P 500 STOCK INDEX                          15.16%         32.10%

LIPPER GROWTH & INCOME FUNDS AVERAGE         16.02%         28.12%

* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1997. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LIPPER GROWTH & INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 632 FUNDS. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO ALLIANCE GROWTH AND INCOME FUND, ALTHOUGH THE INVESTMENT POLICIES OF SOME FUNDS INCLUDED IN THE AVERAGE MAY VARY. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET ENVIRONMENT
The stock market is navigating between a very strong domestic economy, in which interest rates threaten to rise to head off inflation, and a rapidly weakening situation in Asia. Equities are priced as though these two forces will balance, slowing the U.S. economy enough to keep interest rates low, but continuing to allow for decent earnings growth. This would extend the nearly perfect economic conditions of 1995, 1996 and the first half of 1997, which saw the S&P 500 Stock Index increase by almost 120% since the end of 1994.

It would appear to us that the downside risks of the market reside with those companies that are major exporters to the emerging world. We therefore are cautious regarding multinational technology, capital goods and consumer products companies whose stock prices do not reflect the possibility of a strong slowdown in their overseas markets.


1


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

PORTFOLIO STRATEGY
Your Fund has been consistent in its portfolio characteristics of maintaining a defensive dividend yield and price to earnings ratio, fully invested posture, and high degree of sector and industry diversification. We continue to seek the stocks of companies with primarily secular growth potential combined with reasonable valuation. Finally, we rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Thank you for your continued interest and investment in Alliance Growth and Income Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the future.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

Alliance Growth and Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and, under certain market conditions, other types of securities, including bonds, convertible bonds and preferred stocks.


INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1997
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      33.28%         27.74%
Five Years                    18.10%         17.08%
Ten Years                     15.38%         14.89%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      31.83%         27.83%
Five Years                    17.17%         17.17%
Since Inception*              14.62%         14.62%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      31.83%         30.83%
Since Inception*              17.69%         17.69%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 2/8/91, Class B; 5/3/93, Class C.


3


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ALLIANCE GROWTH ANDINCOME FUND
GROWTH OF A $10,000 INVESTMENT
10/31/87 TO 10/31/97
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000

10/31/87   10/31/88   10/31/89   10/31/90   10/31/91   10/31/92
   10/31/93   10/31/94   10/31/95   10/31/96   10/31/97

S&P 500: $48,661
LIPPER GROWTH & INCOME FUNDS AVERAGE: $41,881
GROWTH ANDINCOME FUND CLASS A: $40,071


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth andIncome Fund Class A shares (from 10/31/87 to 10/31/97) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lipper Growth andIncome Funds Average reflects performance of 632 funds, 130 of which have existed for the full 10-year period. These funds have generally similar investment objectives to Alliance Growth andIncome Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance Growth andIncome Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses.


Growth and Income Fund
Standard &Poor's 500 Stock Index
Lipper Growth &Income Funds Average


4


TEN LARGEST HOLDINGS
OCTOBER 31, 1997                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________
                                                                    PERCENT OF
COMPANY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Chase Manhattan Corp.                                $ 67,032,875       5.0%
Texaco, Inc.                                           48,852,375       3.6
Campbell Soup Co.                                      47,850,000       3.5
RJR Nabisco Holdings Corp.                             44,045,625       3.3
Philip Morris Cos., Inc.                               35,751,656       2.6
Morgan Stanley, Dean Witter, Discover and Co.          34,300,000       2.5
Cisco Systems, Inc.                                    32,673,047       2.4
Mobil Oil Corp.                                        30,581,250       2.3
Merck & Co., Inc.                                      30,505,650       2.3
First Data Corp.                                       30,341,250       2.2
                                                     $401,933,728      29.7%

MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1997
_______________________________________________________________________________

                                                       SHARES OR PRINCIPAL*
-------------------------------------------------------------------------------
                                                                      HOLDINGS
PURCHASES                                              BOUGHT         10/31/97
-------------------------------------------------------------------------------
American International Group, Inc.                    268,000          268,000
Campbell Soup Co.                                     370,000          928,000
Chase Manhattan Corp.                                 217,000          581,000
Du Pont E.I. de Nemours & Co.                         411,000          411,000
First Data Corp.                                    1,044,000        1,044,000
Home Depot, Inc.                                      394,000          394,000
PacifiCare Health Systems, Inc. Cl.B                  256,000          383,000
RJR Nabisco Holdings Corp.                          1,306,000        1,390,000
Texaco, Inc.                                          614,000          858,000
United Technologies Corp.                             244,000          244,000

                                                                      HOLDINGS
SALES                                                    SOLD         10/31/97
-------------------------------------------------------------------------------
3Com Corp., 10.25%, 11/01/01                      $15,000,000               -0-
American Express Co.                                  170,000               -0-
Chrysler Corp.                                        400,000               -0-
COMPAQ Computer Corp.                                  24,500          130,500
Dow Chemical Co.                                      190,000               -0-
Exxon Corp.                                           202,000               -0-
International Business Machines Corp.                  83,800               -0-
Merrill Lynch & Co., Inc.                             107,100               -0-
National Semiconductor Corp.                          547,000          168,763
WMX Technologies, Inc.                                420,000               -0-


*    Adjusted for stock splits and other corporate actions.


5


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-96.1%
FINANCE-19.7%
BANKING - MONEY CENTER-5.0%
Chase Manhattan Corp.                           581,000  $    67,032,875

BANKING - REGIONAL-3.2%
First Union Corp.                               600,000       29,437,500
U.S. Bancorp                                    139,000       14,134,562
                                                             ------------
                                                              43,572,062

BROKERAGE & MONEY MANAGEMENT-3.0%
Bear Stearns Cos., Inc.                         169,000        6,707,188
Morgan Stanley, Dean Witter,
  Discover and Co.                              700,000       34,300,000
                                                             ------------
                                                              41,007,188

INSURANCE-5.0%
American International Group, Inc.              268,000       27,352,750
EXEL, Ltd. (Bermuda)                            119,700        7,234,369
General Reinsurance Corp.                        75,000       14,789,062
The Hartford Financial Services
  Group, Inc.                                   144,500       11,704,500
Travelers Group, Inc.                            95,000        6,650,000
                                                             ------------
                                                              67,730,681

MORTGAGE BANKING-0.9%
Allstate Corp.
  6.76% exchangeable note                       246,000       12,253,875

REAL ESTATE-1.1%
Ambassador Apartments, Inc.                       5,000          107,188
American General Hospitality Corp.                8,200          223,450
Arden Realty Group, Inc.                          8,000          244,000
Avalon Properties, Inc.                           6,900          202,688
Bay Apartment Community, Inc.                     5,300          207,362
Beacon Properties Corp.                           9,800          412,825
Brandywine Realty Trust                          11,700          274,219
Cali Realty Corp.                                 5,600          226,800
Crescent Operating, Inc. (a)                      1,160           27,115
Crescent Real Estate Equities Co.                 9,400          338,400
Duke Realty Investments, Inc.                     8,000          180,000
Essex Property Trust, Inc.                       10,900          373,325
Excel Realty Trust, Inc.                         10,900          328,362
FelCor Suite Hotels, Inc.                         1,700           62,263
Glenborough Realty Trust, Inc.                   15,000          384,375
Golf Trust of America, Inc.                       6,100          158,981
Great Lakes REIT, Inc.                            2,500           46,875
Highwoods Properties, Inc.                        8,500          293,250
Innkeepers USA Trust                             14,900          248,644
IRT Property Co.                                 15,200          186,200
Macerich Co.                                      8,800          233,200
Meridian Industrial Trust, Inc.                   8,600          198,338
Mills Corp.                                      10,000          250,000
Pan Pacific Retail Properties, Inc.              14,700          319,725
Patriot American Hospitality, Inc.               11,600          382,800
Public Storage, Inc.                             11,600          319,000
Reckson Associates Realty Corp.                  10,300          269,731
Security Capital Group, Inc.,
  warrants expiring 9/18/98 (a)                  12,627           60,767
Security Capital Industrial Trust               269,981        6,631,408
Security Capital Pacific Trust                    7,900          176,763
SL Green Realty Corp. (a)                        12,600          315,787


6

                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
Spieker Properties, Inc.                          7,200  $       281,700
Starwood Lodging Trust                            6,900          412,706
Sunstone Hotel Investors, Inc.                    4,700           82,544
                                                             ------------
                                                              14,460,791

MISCELLANEOUS-1.5%
Household International, Inc.                    58,000        6,568,500
MBNA Corp.                                      510,000       13,419,375
                                                             ------------
                                                              19,987,875
                                                             ------------
                                                             266,045,347

CONSUMER STAPLES-14.2%
FOOD-7.3%
Anheuser Busch Cos., Inc.                       550,000       21,965,625
Campbell Soup Co.                               928,000       47,850,000
General Mills, Inc.                             185,000       12,210,000
Heinz (H.J.) Co.                                375,000       17,414,062
                                                             ------------
                                                              99,439,687

RETAIL - FOOD & DRUG-1.0%
Kroger Co. (a)                                  400,500       13,066,313

TOBACCO-5.9%
Philip Morris Cos., Inc.                        902,250       35,751,656
RJR Nabisco Holdings Corp.                    1,390,000       44,045,625
                                                             ------------
                                                              79,797,281
                                                             ------------
                                                             192,303,281

CONSUMER SERVICES-12.0%
AIRLINES-1.0%
Delta Air Lines, Inc.                           139,000       14,004,250

APPAREL-0.9%
Reebok International, Ltd.                      326,500       12,039,688

BROADCASTING & CABLE-0.8%
Tele-Communications, Inc. - Liberty Media
  Cl.A (a)                                      307,750       10,703,930

ENTERTAINMENT & LEISURE-2.9%
Cablevision Systems Corp.
  8.5% cv. pfd. Ser. I                          595,000       18,593,750
Harley-Davidson, Inc.                           250,000        6,937,500
Walt Disney Co.                                 163,000       13,406,750
                                                             ------------
                                                              38,938,000

PRINTING & PUBLISHING-2.0%
Gannett Co., Inc.                               132,000        6,938,250
Reuters Holdings Plc Cl.B (ADR) (b)             298,000       19,556,250
                                                             ------------
                                                              26,494,500

RETAIL - GENERAL MERCHANDISE-4.4%
Dayton Hudson Corp.                             327,000       20,539,687
Home Depot, Inc.                                394,000       21,916,250
Sears, Roebuck & Co.                            420,000       17,587,500
                                                             ------------
                                                              60,043,437
                                                             ------------
                                                             162,223,805

TECHNOLOGY-10.4%
COMMUNICATIONS EQUIPMENT-0.4%
Scientific-Atlanta, Inc.                        260,000        4,826,250

COMPUTER HARDWARE-0.6%
COMPAQ Computer Corp. (a)                       130,500        8,319,375

COMPUTER PERIPHERALS-0.6%
Seagate Technology, Inc. (a)                    323,000        8,761,375

COMPUTER SERVICES-3.0%
Electronic Data Systems Corp.                   270,300       10,457,231
First Data Corp.                              1,044,000       30,341,250
                                                             ------------
                                                              40,798,481


7


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
NETWORKING SOFTWARE-2.8%
Cabletron Systems, Inc. (a)                     185,000  $     5,365,000
Cisco Systems, Inc. (a)                         398,300       32,673,047
                                                             ------------
                                                              38,038,047

SEMI-CONDUCTOR COMPONENTS-2.4%
Atmel Corp. (a)                                 300,900        7,776,384
Intel Corp.                                     242,400       18,672,375
National Semiconductor Corp. (a)                168,763        6,075,468
                                                             ------------
                                                              32,524,227

MISCELLANEOUS-0.6%
Solectron Corp. (a)                             198,000        7,771,500
                                                             ------------
                                                             141,039,255

ENERGY-10.3%
DOMESTIC INTEGRATED-2.2%
USX-Marathon Group                              825,000       29,493,750

DOMESTIC PRODUCERS-1.1%
Apache Corp.                                    211,000        8,862,000
Murphy Oil Corp.                                117,000        6,778,688
                                                             ------------
                                                              15,640,688

INTERNATIONAL-5.9%
Mobil Corp.                                     420,000       30,581,250
Texaco, Inc.                                    858,000       48,852,375
                                                             ------------
                                                              79,433,625

OIL SERVICE-1.1%
Baker Hughes, Inc.                              181,100        8,319,281
Transocean Offshore, Inc.                       130,000        7,020,000
                                                             ------------
                                                              15,339,281
                                                             ------------
                                                             139,907,344

HEALTH CARE-9.7%
BIOTECHNOLOGY-1.1%
Centocor, Inc. (a)                              339,500       14,916,781

DRUGS-4.4%
Merck & Co., Inc.                               341,800       30,505,650
Schering-Plough Corp.                           514,000       28,816,125
                                                             ------------
                                                              59,321,775

MEDICAL PRODUCTS-1.1%
Baxter International, Inc.                      193,000        8,926,250
Boston Scientific Corp. (a)                     138,000        6,279,000
                                                             ------------
                                                              15,205,250

MEDICAL SERVICES-3.1%
Columbia HCA/Healthcare Corp.                   226,000        6,384,500
Meditrust                                       240,000       10,260,000
PacifiCare Health Systems,
  Inc. Cl.B (a)                                 383,000       24,847,125
                                                             ------------
                                                              41,491,625

                                                             ------------
                                                             130,935,431

UTILITIES-5.9%
ELECTRIC & GAS UTILITY-2.7%
CMS Energy Corp.                                305,000       11,132,500
FPL Group, Inc.                                 383,000       19,796,312
NIPSCO Industries, Inc.                         124,000        5,448,250
                                                             ------------
                                                              36,377,062

TELEPHONE UTILITY-3.2%
AT&T Corp.                                      283,500       13,873,781
Teleport Communications
  Group, Inc. Cl.A (a)                          300,300       14,508,244
WorldCom, Inc. (a)                              460,000       15,453,125
                                                             ------------
                                                              43,835,150
                                                             ------------
                                                              80,212,212

CAPITAL GOODS-4.8%
ELECTRICAL EQUIPMENT-1.3%
General Electric Co.                            275,800       17,806,338

ENGINEERING & CONSTRUCTION-0.7%
Fluor Corp.                                     210,000        8,636,250

MACHINERY-0.7%
Cooper Industries, Inc.                         190,000        9,903,750


8


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
POLLUTION CONTROL-0.8%
USA Waste Services, Inc. (a)                    297,020  $    10,989,740

MISCELLANEOUS-1.3%
United Technologies Corp.                       244,000       17,080,000
                                                             ------------
                                                              64,416,078

BASIC INDUSTRY-3.2%
CHEMICALS-2.7%
Du Pont E.I. de Nemours & Co.                   411,000       23,375,625
Praxair, Inc.                                   300,000       13,068,750
                                                             ------------
                                                              36,444,375

CONTAINERS-0.5%
Sealed Air Corp. (a)                            145,000        7,476,563
                                                             ------------
                                                              43,920,938

MULTI INDUSTRY COMPANIES-2.7%
Tyco International, Ltd.                        680,000       25,670,000
Whitman Corp.                                   430,000       11,287,500
                                                             ------------
                                                              36,957,500

CONSUMER MANUFACTURING-1.2%
APPLIANCES-1.2%
Sunbeam Corp.                                   350,000       15,859,375

TRANSPORTATION-1.1%
RAILROADS-1.1%
Canadian Pacific, Ltd. (c)                      165,000        4,919,063
Union Pacific Corp.                             155,000        9,493,750
                                                             ------------
                                                              14,412,813

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)          VALUE
-------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.9%
AEROSPACE-0.9%
General Dynamics Corp.                          153,500  $    12,462,281
Total Common & Preferred Stocks
  (cost $1,105,148,524)                                    1,300,695,660

CONVERTIBLE BOND-0.8%
Federated Department Stores, Inc.
  5.00%, 10/01/03
  (cost $9,170,000)                             $ 8,000       10,900,000

COMMERCIAL PAPER-3.0%
American Express Co.
  5.55%, 11/05/97                                 4,593        4,590,167
Ford Motor Credit Corp.
  5.51%, 11/04/97                                10,910       10,904,991
  5.60%, 11/06/97                                 5,000        4,996,111
  5.60%, 11/07/97                                 6,650        6,643,793
Prudential Funding
  5.51%, 11/03/97                                 5,750        5,748,240
  5.53%, 11/10/97                                 7,574        7,563,529
Total Commercial Paper
  (amortized cost $40,446,831)                                40,446,831

TOTAL INVESTMENTS-99.9%
  (cost $1,154,765,355)                                    1,352,042,491
Other assets less liabilities-0.1%                             1,655,534

NET ASSETS-100%                                          $ 1,353,698,025


(a)  Non-income producing security.

(b)  Country of origin--United Kingdom.

(c)  Country of origin--Canada.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


9


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,154,765,355)    $ 1,352,042,491
  Receivable for capital stock sold                                  9,094,961
  Receivable for investment securities sold                          3,328,004
  Dividends and interest receivable                                    946,061
  Total assets                                                   1,365,411,517

LIABILITIES
  Due to custodian                                                     188,125
  Payable for investment securities purchased                        6,229,097
  Payable for capital stock redeemed                                 3,542,562
  Distribution fee payable                                             643,968
  Advisory fee payable                                                 571,977
  Accrued expenses and other liabilities                               537,763
  Total liabilities                                                 11,713,492

NET ASSETS                                                     $ 1,353,698,025

COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $3,904,771
  Additional paid-in capital                                       969,077,706
  Accumulated net realized gain on investment transactions         183,450,227
  Net unrealized appreciation of investments and other assets      197,265,321
                                                               $ 1,353,698,025

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($787,565,667/226,440,876 shares of capital stock
    issued and outstanding)                                              $3.48
  Sales charge--4.25% of public offering price                             .15
  Maximum offering price                                                 $3.63

  CLASS B SHARES
  Net asset value and offering price per share ($456,398,675/
    132,264,937 shares of capital stock issued and outstanding)          $3.45

  CLASS C SHARES
  Net asset value and offering price per share ($106,526,350/
    30,848,724 shares of capital stock issued and outstanding)           $3.45

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($3,207,333/922,521 shares of capital stock issued
    and outstanding)                                                     $3.48


See notes to financial statements.


10


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997                     ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $70,261)                          $  22,100,789
  Interest                                            3,257,634  $  25,358,423

EXPENSES
  Advisory fee                                        5,444,322
  Distribution fee - Class A                          1,442,986
  Distribution fee - Class B                          3,482,734
  Distribution fee - Class C                            850,210
  Transfer agency                                     1,482,813
  Printing                                              240,511
  Custodian                                             213,914
  Registration                                          165,776
  Administrative                                        131,750
  Audit and legal                                        90,467
  Taxes                                                  56,625
  Directors' fees                                        26,800
  Miscellaneous                                          36,768
  Total expenses                                     13,665,676
  Less: expense offset arrangement (see Note B)        (111,616)
  Net expenses                                                      13,554,060
  Net investment income                                             11,804,363

REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                     187,140,969
  Net change in unrealized appreciation of
    investments and other assets                                    91,558,026
  Net gain on investments                                          278,698,995

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 290,503,358


See notes to financial statements.


11


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                                   YEAR ENDED     YEAR ENDED
                                                   OCTOBER 31,    OCTOBER 31,
                                                      1997           1996
                                                 -------------- --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                          $   11,804,363 $   10,962,043
  Net realized gain on investment transactions 187,140,969 111,164,477 Net change in unrealized appreciation of
    investments and other assets                     91,558,026     18,743,701
  Net increase in net assets from operations        290,503,358    140,870,221

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (10,304,349)    (8,958,676)
    Class B                                          (3,192,222)    (1,957,466)
    Class C                                            (778,427)      (514,681)
    Advisor Class                                       (26,635)            -0-
  Net realized gain on investments
    Class A                                         (69,814,848)   (35,016,914)
    Class B                                         (30,538,252)   (10,843,381)
    Class C                                          (7,901,806)    (2,808,344)
    Advisor Class                                       (45,499)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      335,939,551    138,335,936
  Total increase                                    503,840,871    219,106,695

NET ASSETS
  Beginning of year                                 849,857,154    630,750,459
  End of year                                    $1,353,698,025 $  849,857,154


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price, or, if no sale occurred, at the mean of the bid and asked price at the regular close of that exchange. Over-the-counter securities are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to distributions and capital loss carry forward utilization, resulted in a net increase in additional paid-in capital and a decrease in accumulated net investment loss and a corresponding decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 0.625% of the first $200 million, 0.50% of the next $200 million and 0.45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $131,750 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 1997.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $1,023,687 for the year ended October 31, 1997.

In addition, for the year ended October 31, 1997, the Fund's expenses were reduced by $111,616 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operation exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $137,615 from the sales of Class A shares and $995, $485,137 and $25,439 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1997.

Brokerage commissions paid on investment transactions for the year ended October 31, 1997 amounted to $2,342,114, of which $11,820 was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $11,066,118 and $1,326,535 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,147,234,209 and $940,298,104, respectively, for the year ended October 31, 1997. There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 1997.

At October 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $231,237,977 and gross unrealized depreciation of investments was $33,960,841, resulting in net unrealized appreciation of $197,277,136. The Fund may be able to use up to $1,445,718 of Alliance Convertible Fund's (which was acquired in 1991) capital loss carryforward, to offset future realized gains which expires in 1998. During the year ended October 31, 1997, the Fund utilized $1,445,718 of capital loss carryforward.

OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.


14


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price.

For the year ended October 31, 1997, the Fund did not engage in any options transactions.


NOTE E: CAPITAL STOCK
There are 1,350,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Class A consists of 450,000,000 shares, Class B of 225,000,000, Class C of 225,000,000 and Advisor Class of 450,000,000. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           43,288,597    20,905,586   $ 142,221,081   $  59,170,697
Shares issued in
  reinvestment of
  dividends and
  distributions       20,847,869    11,954,453      60,706,640      31,791,651
Shares converted
  from Class B         6,451,809     1,815,203      21,180,500       5,221,368
Shares redeemed      (28,296,289)  (19,840,417)    (90,979,316)    (55,989,608)
Net increase          42,291,986    14,834,825   $ 133,128,905   $  40,194,108

CLASS B
Shares sold           66,784,549    36,536,109   $ 213,984,586   $ 102,742,616
Shares issued in
  reinvestment of
  dividends and
  distributions        9,723,395     4,052,450      28,200,000      10,727,979
Shares converted
  to Class A          (6,490,215)   (1,824,728)    (21,180,500)     (5,221,368)
Shares redeemed      (16,514,449)  (10,761,214)    (53,237,363)    (30,355,431)
Net increase          53,503,280    28,002,617    $167,766,723     $77,893,796


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold           14,640,703    10,295,296   $  46,769,033   $  29,011,135
Shares issued in
  reinvestment of
  dividends and
  distributions        2,362,593       951,608       6,851,659       2,529,282
Shares redeemed       (6,677,129)   (4,017,599)    (21,392,727)    (11,379,623)
Net increase          10,326,167     7,229,305   $  32,227,965   $  20,160,794

                                  OCT. 2, 1996(A)               OCT. 2, 1996(A)
                                        TO                            TO
                                   OCT. 31, 1996                 OCT. 31, 1996
                                   ------------                  --------------
ADVISOR CLASS
Shares sold            2,631,151        29,058   $   9,238,958   $      87,238
Shares issued in
  reinvestment of
  dividends and
  distributions           22,536            -0-         67,922              -0-
Shares redeemed       (1,760,224)           -0-     (6,490,922)             -0-
Net increase             893,463        29,058   $   2,815,958   $      87,238


NOTE F: DEVELOPMENTS
At a Special Meeting of Shareholders of the Fund held on March 27, 1997, the Shareholders approved a change in fundamental investment policies of the Fund to allow the Fund to purchase and sell financial forward and futures contracts and options thereon. The Shareholders also approved the adoption by the Fund of non-fundamental investment policies, which may be changed by the Board of Directors of the Fund without a shareholder vote, governing the use of these financial forward and futures contracts and options thereon. These policies provide that the Fund will enter into such transactions for hedging purposes only, and will not enter into any futures contract or option thereon if immediately thereafter the market values of the outstanding futures contracts of the Fund and the futures contracts subject to outstanding options written by the Fund would exceed 50% of the Fund's total assets. The Fund may not purchase or sell a stock index futures contract if immediately thereafter more than 30% of its total assets would be hedged with stock index futures. Finally, the Fund will not purchase or sell a stock index future contract if immediately thereafter the sum of the amount of margin deposits on the Fund's existing future positions would exceed 5% of the market value of the Fund's total assets.


(a)  Commencement of distribution.


16


FINANCIAL HIGHLIGHTS                            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                          CLASS A
                                            -----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------------
                                                1997           1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.00          $2.71        $2.35        $2.61        $2.48

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .04(a)         .05          .02          .06          .06
Net realized and unrealized gain (loss)
  of investment transactions                     .87            .50          .52         (.08)         .29
Net increase (decrease) in net asset
  value from operations                          .91            .55          .54         (.02)         .35

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.05)          (.05)        (.06)        (.06)        (.06)
Distributions from net realized gains           (.38)          (.21)        (.12)        (.18)        (.16)
Total dividends and distributions               (.43)          (.26)        (.18)        (.24)        (.22)
Net asset value, end of year                   $3.48          $3.00        $2.71        $2.35        $2.61

TOTAL RETURN
Total investment return based on
  net asset value (b)                          33.28%         21.51%       24.21%        (.67)%      14.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $787,566       $553,151     $458,158     $414,386     $459,372
Ratio of expenses to average net assets          .92%(c)        .97%        1.05%        1.03%        1.07%
Ratio of net investment income to
  average net assets                            1.39%          1.73%        1.88%        2.36%        2.38%
Portfolio turnover rate                           88%            88%         142%          68%          91%
Average commission rate (d)                   $.0589         $.0625           --           --           --


See footnote summary on page 20.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                         CLASS B
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------------
                                                1997          1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 2.99         $ 2.69       $ 2.34       $ 2.60       $ 2.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .02(a)         .03          .01          .04          .05
Net realized and unrealized gain (loss)
  of investment transactions                     .85            .51          .49         (.08)         .28
Net increase (decrease) in net asset
  value from operations                          .87            .54          .50         (.04)         .33

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.03)          (.03)        (.03)        (.04)        (.04)
Distributions from net realized gains           (.38)          (.21)        (.12)        (.18)        (.16)
Total dividends and distributions               (.41)          (.24)        (.15)        (.22)        (.20)
Net asset value, end of year                  $ 3.45         $ 2.99       $ 2.69       $ 2.34       $ 2.60

TOTAL RETURN
Total investment return based on
  net asset value (b)                          31.83%         21.20%       22.84%       (1.50)%      14.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $456,399       $235,263     $136,758     $102,546      $76,633
Ratio of expenses to average net assets         1.72%(c)       1.78%        1.86%        1.85%        1.90%
Ratio of net investment income to
  average net assets                             .56%           .91%        1.05%        1.56%        1.58%
Portfolio turnover rate                           88%            88%         142%          68%          91%
Average commission rate (d)                   $.0589         $.0625           --           --           --


See footnote summary on page 20.


18


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                                                                               MAY 3, 1993(E)
                                                          YEAR ENDED OCTOBER 31,                    TO
                                            --------------------------------------------------  OCTOBER 31,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 2.99       $ 2.70       $ 2.34       $ 2.60       $ 2.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .02(a)       .03          .01          .04          .02
Net realized and unrealized gain (loss)
  on investment transactions                     .85          .50          .50         (.08)         .17
Net increase (decrease) in net asset
  value from operations                          .87          .53          .51         (.04)         .19

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.03)        (.03)        (.03)        (.04)        (.02)
Distributions from net realized gains           (.38)        (.21)        (.12)        (.18)          -0-
Total dividends and distributions               (.41)        (.24)        (.15)        (.22)        (.02)
Net asset value, end of period                $ 3.45       $ 2.99       $ 2.70       $ 2.34       $ 2.60

TOTAL RETURN
Total investment return based on
  net asset value (b)                          31.83%       20.72%       23.30%       (1.50)%       7.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $106,526      $61,356      $35,835      $19,395       $7,774
Ratio of expenses to average net assets         1.71%(c)     1.76%        1.84%        1.84%        1.96%(f)
Ratio of net investment income to
  average net assets                             .58%         .93%        1.04%        1.61%        1.45%(f)
Portfolio turnover rate                           88%          88%         142%          68%          91%
Average commission rate (d)                   $.0589       $.0625           --           --           --


See footnote summary on page 20.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                                          ADVISOR CLASS
                                                     ------------------------
                                                                  OCTOBER 2,
                                                     YEAR ENDED   1996(E) TO
                                                     OCTOBER 31,  OCTOBER 31,
                                                         1997         1996
                                                     -----------  -----------
Net asset value, beginning of period                    $ 3.00       $ 2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      .05(a)        -0-
Net realized and unrealized gain
  on investment transactions                               .87          .03
Net increase in net asset
  value from operations                                    .92          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (.06)          -0-
Distributions from net realized gains                     (.38)          -0-
Total dividends and distributions                         (.44)          -0-
Net asset value, end of period                          $ 3.48       $ 3.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                                    33.61%        1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $3,207          $87
Ratio of expenses to average net assets                    .71%(c)      .37%(f)
Ratio of net investment income to
  average net assets                                      1.42%        3.40%(f)
Portfolio turnover rate                                     88%          88%
Average commission rate                                 $.0589       $.0625


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended October 31, 1997, the ratio of expenses to average net assets was .91%, 1.71%, 1.70% and .70% for Class A, B, C and Advisor Class shares, respectively.

(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(e)  Commencement of distribution.

(f)  Annualized.


20


REPORT OF INDEPENDENT ACCOUNTANTS               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE GROWTH AND INCOME FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth and Income Fund, Inc. (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
December 12, 1997


21


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL RISSMAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL V. PARKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


23


ALLIANCE GROWTH AND INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GTHAR